Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Weighted average number of shares, Basic			20,940	20,276		20,433	19,748
Earnings Per Share, Basic			$ (0.91)	$ (0.61)		$ (1.24)	$ (0.55)
Weighted average number of shares, Diluted			20,940	20,276		20,433	19,748
Earnings Per Share, Diluted			$ (0.91)	$ (0.61)		$ (1.24)	$ (0.55)
First Light Acquisition Group Inc [Member]
Allocation of net loss including accretion of temporary equity	$ (4,575,714)	$ 4,001,211	$ (7,254,090)	$ 5,444,633	$ (28,254,424)	$ 1,071,338
Common Stock Subject To Possible Redemption [Member] | Common Class A [Member] | First Light Acquisition Group Inc [Member]
Allocation of net loss including accretion of temporary equity	(1,912,190)	3,200,969	(3,031,481)	4,355,706	(22,485,584)	808,358
Plus: accretion applicable to Class A redeemable shares	307,306	159,999	761,142	178,770	31,641,174	2,458,852
Total income (loss) by Class	$ (1,604,884)	$ 3,360,968	$ (2,270,339)	$ 4,534,476	$ 9,155,590	$ 3,267,210
Weighted average number of shares, Basic	4,128,024	23,000,000	4,128,024	23,000,000	8,890,071	17,674,483
Earnings Per Share, Basic	$ (0.39)	$ 0.15	$ (0.55)	$ 0.20	$ 1.03	$ 0.18
Weighted average number of shares, Diluted					8,890,071	17,674,483
Earnings Per Share, Diluted					$ 1.03	$ 0.18
Common Stock Subject To Possible Redemption [Member] | Common Class B [Member] | First Light Acquisition Group Inc [Member]
Allocation of net loss including accretion of temporary equity	$ (2,663,524)	$ 800,242	$ (4,222,609)	$ 1,088,927	$ (5,768,840)	$ 262,980
Plus: accretion applicable to Class A redeemable shares
Total income (loss) by Class	$ (2,663,524)	$ 800,242	$ (4,222,609)	$ 1,088,927	$ (5,768,840)	$ 262,980
Weighted average number of shares, Basic	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Earnings Per Share, Basic	$ (0.46)	$ 0.14	$ (0.73)	$ 0.19	$ (1.00)	$ 0.05
Weighted average number of shares, Diluted					5,750,000	5,750,000
Earnings Per Share, Diluted					$ (1.00)	$ 0.05